Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (386,297)	$ (60,619)	¥ (412,783)	¥ (225,068)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation and amortization	37,881	5,944	55,950	58,453
Amortization of operating lease right-of-use assets	72,471	11,372	125,468	134,829
Gains on short-term investments			(495)
Net loss/(gain) on disposal of property and equipment	(318)	(50)	(3,001)	267
Impairment loss of goodwill	81,605	12,806	27,591
Provision for impairment loss of account receivables and other receivables	7,240	1,136	23,944	1,610
Equity in loss/(income) on equity method investments	149	23	1,532	(2,658)
Deferred income tax benefit	(20,650)	(3,240)	(2,786)	(9,144)
Gain/(loss) on disposal and closure of subsidiaries and branches	37,829	5,936	31,884	(583)
Warrant financing	2,404	377	41,118
Share-based compensation expenses	23,334	3,662	52,256	96,661
Changes in operating assets and liabilities, net of effect of acquisitions and disposals of subsidiaries:
Decrease in contract assets	871	137	1,630	6,384
Increase in accounts receivable	(24,576)	(3,856)	(22,125)	(42,169)
(Increase)/decrease in other contract costs	13,051	2,048	7,761	(9,731)
(Increase)/decrease in prepayments and other current assets	(24,225)	(3,801)	5,849	21,560
(Increase)/decrease in other non-current assets	14,500	2,275	21,681	(1,108)
Increase/(decrease) in accounts payable	(849)	(133)	1,274	10,807
Decrease in deferred revenue	(140,309)	(22,018)	(79,954)	(35,278)
Increase/(decrease) in salary and welfare payable	(24,880)	(3,904)	(6,530)	6,182
Increase/(decrease) in financial liabilities from contracts with customers	(46,629)	(7,317)	(105,534)	66,932
Increase/(decrease) in accrued expenses and other payables	(11,027)	(1,730)	(7,031)	5,067
(Increase)/decrease in prepaid tax	(19)	(3)	(1,315)	409
Decrease in operating lease liabilities	(71,206)	(11,174)	(107,007)	(121,345)
Increase in income taxes payable	347	54	7,405	16,352
Net cash flow used in operating activities	(459,303)	(72,075)	(343,218)	(21,571)
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired				(38,556)
Disposal of subsidiaries				(688)
Purchases of property and equipment	(73,050)	(11,463)	(25,652)	(86,469)
Proceeds from disposal of property and equipment	438	69	22,749	5
Advances to related parties	(44,198)	(6,936)	(10,219)	(45,033)
Repayment of advances to related parties	44,867	7,041	11,947	64,077
Purchase of short-term investments			(42,001)
Proceeds from maturities of short-term investments			42,496
Repayment of loan to a third-party				20,000
Others				(2,495)
Net cash used in investing activities	(71,943)	(11,289)	(680)	(89,159)
Cash flows from financing activities:
Advances from related parties	97,478	15,296	63,664	31,084
Repayment of advances from related parties	(105,912)	(16,620)	(14,323)	(50,306)
Proceeds from bank loans	27,000	4,237	185,000	107,000
Repayment of bank loans	(154,900)	(24,307)	(143,100)	(15,000)
Reserves recapitalization			216,172
Payment for offering expenses			(14,773)
Proceeds from contributions from equity shareholders	744,351	116,805		217
Net cash generated from financing activities	608,017	95,411	292,640	72,995
Net increase(decrease) in cash and cash equivalents and restricted cash	76,771	12,047	(51,258)	(37,735)
Cash and cash equivalents and restricted cash at the beginning of the year	100,473	15,766	151,731	189,466
Cash and cash equivalents and restricted cash at the end of the year	177,244	27,813	100,473	151,731
Supplemental disclosure of cash flow information:
Interest paid	2,400	377	5,171	2,322
Income tax paid	105	16	279	4,305
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	168,404	26,426	90,115	140,132
Restricted cash	8,840	1,387	10,358	11,599
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 177,244	$ 27,813	¥ 100,473	¥ 151,731